Earnings per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Weighted average common shares (basic)	121,777,128	119,960,383	122,312,323
Effect of stock options when exercised	3,378,670	3,327,508	63,091
Weighted average number of common shares	125,155,798	123,287,891	122,375,414